DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers S&P MidCap 400 ESG ETF

November 30, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.0%
Communication Services - 1.8%
Cable One, Inc.	36	$19,155
Iridium Communications, Inc.	988	37,643
New York Times Co., Class A	1,325	62,262
Nexstar Media Group, Inc.	264	37,469
TEGNA, Inc.	1,672	25,632
Ziff Davis, Inc.*	363	23,166

(Cost $283,830)		205,327

Consumer Discretionary - 16.6%
Adient PLC*	729	23,474
Aramark	2,114	59,213
Autoliv, Inc.	611	63,312
AutoNation, Inc.*	217	29,354
Boyd Gaming Corp.	560	33,068
Brunswick Corp.	553	43,615
Capri Holdings Ltd.*	940	45,534
Carter’s, Inc.	295	20,116
Choice Hotels International, Inc.	200	22,056
Columbia Sportswear Co.	275	21,541
Deckers Outdoor Corp.*	208	138,106
Dick’s Sporting Goods, Inc.	504	65,570
Five Below, Inc.*	439	82,734
Gap, Inc.	1,710	34,320
Goodyear Tire & Rubber Co.*	2,238	31,086
Grand Canyon Education, Inc.*	237	32,403
H&R Block, Inc.	1,202	54,595
Harley-Davidson, Inc.	1,010	30,290
Helen of Troy Ltd.*	195	20,481
KB Home	604	31,468
Lear Corp.	474	63,397
Leggett & Platt, Inc.	1,084	24,791
Lithia Motors, Inc.	222	59,272
Macy’s, Inc.	2,163	34,305
Marriott Vacations Worldwide Corp.	264	19,246
Nordstrom, Inc.	755	11,793
Polaris, Inc.	419	34,555
PVH Corp.	497	48,597
RH*	128	34,556
Service Corp. International	1,206	73,892
Taylor Morrison Home Corp.*	865	39,011
Tempur Sealy International, Inc.	1,391	56,085
Texas Roadhouse, Inc.	528	59,432
Thor Industries, Inc.	417	41,312
Toll Brothers, Inc.	877	75,326
Topgolf Callaway Brands Corp.*	1,194	14,638
Travel + Leisure Co.	585	20,849
Valvoline, Inc.	1,098	37,595
Visteon Corp.*	222	26,345
Wendy’s Co.	1,396	26,175
Williams-Sonoma, Inc.	515	96,583
Wingstop, Inc.	240	57,686
Wyndham Hotels & Resorts, Inc.	678	52,436
YETI Holdings, Inc.*	685	29,208

(Cost $1,726,995)		1,919,421

Consumer Staples - 3.7%
BJ’s Wholesale Club Holdings, Inc.*	1,078	69,617
Coca-Cola Consolidated, Inc.	38	27,912
Coty, Inc., Class A*	2,794	31,852
Darling Ingredients, Inc.*	1,281	56,197
Flowers Foods, Inc.	1,497	31,153
Ingredion, Inc.	520	53,295
Pilgrim’s Pride Corp.*	333	8,511
Post Holdings, Inc.*	409	34,941
Sprouts Farmers Market, Inc.*	807	34,766
US Foods Holding Corp.*	1,816	79,595

(Cost $396,831)		427,839

Energy - 4.6%
Antero Midstream Corp.	2,719	36,217
Antero Resources Corp.*	2,262	53,451
ChampionX Corp.	1,549	45,417
CNX Resources Corp.*	1,260	26,284
Equitrans Midstream Corp.	3,467	32,520
HF Sinclair Corp.	1,288	67,594
Murphy Oil Corp.	1,200	51,324
NOV, Inc.	3,151	59,302
Range Resources Corp.	1,935	62,888
Southwestern Energy Co.*	8,858	58,374
Valaris Ltd.*	499	34,231

(Cost $440,378)		527,602

Financials - 16.2%
Affiliated Managers Group, Inc.	274	37,141
Annaly Capital Management, Inc. REIT	3,969	71,720
Associated Banc-Corp.	1,167	20,703
Bank OZK	850	35,581
Brighthouse Financial, Inc.*	540	28,096
Cadence Bank	1,436	35,972
CNO Financial Group, Inc.	888	23,532
Columbia Banking System, Inc.	1,635	36,673
Commerce Bancshares, Inc.	902	45,614
East West Bancorp, Inc.	1,115	70,156
Evercore, Inc., Class A	273	40,281
Federated Hermes, Inc.	706	22,465
First American Financial Corp.	814	48,514
First Horizon Corp.	4,470	57,171
FNB Corp.	2,923	35,047
Glacier Bancorp, Inc.	906	30,469
Hanover Insurance Group, Inc.	285	35,426
Janus Henderson Group PLC	1,074	28,128
Jefferies Financial Group, Inc.	1,426	50,537
Kinsale Capital Group, Inc.	176	61,618
MGIC Investment Corp.	2,239	39,384
New York Community Bancorp, Inc.	5,806	54,634

Old National Bancorp.	2,293	34,143
Pinnacle Financial Partners, Inc.	620	44,993
Primerica, Inc.	286	59,920
Reinsurance Group of America, Inc.	530	86,422
RenaissanceRe Holdings Ltd.	410	87,888
SEI Investments Co.	813	47,699
Selective Insurance Group, Inc.	488	49,625
SLM Corp.	1,847	27,760
Stifel Financial Corp.	837	51,074
Synovus Financial Corp.	1,192	36,702
Texas Capital Bancshares, Inc.*	373	20,470
UMB Financial Corp.	337	24,149
United Bankshares, Inc.	1,076	35,626
Unum Group	1,477	63,511
Valley National Bancorp	3,455	31,441
Voya Financial, Inc.	853	60,998
Webster Financial Corp.	1,367	61,310
Western Union Co.	3,026	35,192
WEX, Inc.*	338	59,684
Wintrust Financial Corp.	481	41,207

(Cost $1,842,806)		1,868,676

Health Care - 9.7%
Acadia Healthcare Co., Inc.*	747	54,524
Amedisys, Inc.*	252	23,582
Azenta, Inc.*	468	26,381
Encompass Health Corp.	791	51,550
Enovis Corp.*	395	19,537
Envista Holdings Corp.*	1,285	29,157
Exelixis, Inc.*	2,557	55,768
Haemonetics Corp.*	405	32,752
Halozyme Therapeutics, Inc.*	1,030	39,768
HealthEquity, Inc.*	687	46,043
Inari Medical, Inc.*	397	23,697
Integra LifeSciences Holdings Corp.*	581	22,769
Jazz Pharmaceuticals PLC*	506	59,824
Lantheus Holdings, Inc.*	539	38,603
LivaNova PLC*	415	18,613
Neurocrine Biosciences, Inc.*	781	91,057
Option Care Health, Inc.*	1,459	43,405
Patterson Cos., Inc.	670	17,025
Penumbra, Inc.*	309	68,626
Perrigo Co. PLC	1,079	32,866
Progyny, Inc.*	645	22,162
QuidelOrtho Corp.*	406	27,904
R1 RCM, Inc.*	1,533	16,219
Repligen Corp.*	415	65,259
Shockwave Medical, Inc.*	296	51,667
Tenet Healthcare Corp.*	815	56,243
United Therapeutics Corp.*	376	90,240

(Cost $1,228,384)		1,125,241

Industrials - 22.1%
Acuity Brands, Inc.	244	43,739
Advanced Drainage Systems, Inc.	556	67,337
AECOM	1,108	98,457
AGCO Corp.	501	56,879
ASGN, Inc.*	382	34,090
Avis Budget Group, Inc.*	159	29,073
Carlisle Cos., Inc.	399	111,884
Chart Industries, Inc.*	336	43,690
Clean Harbors, Inc.*	403	65,149
Concentrix Corp.	338	31,769
Donaldson Co., Inc.	973	59,197
EMCOR Group, Inc.	378	80,333
EnerSys	320	28,314
ExlService Holdings, Inc.*	1,337	37,931
Flowserve Corp.	1,035	39,599
Fortune Brands Innovations, Inc.	1,023	70,004
FTI Consulting, Inc.*	275	60,626
Genpact Ltd.	1,363	46,287
GXO Logistics, Inc.*	952	53,560
Insperity, Inc.	285	32,419
Kirby Corp.*	487	37,377
Knight-Swift Transportation Holdings, Inc.	1,298	69,806
Lennox International, Inc.	255	103,698
Lincoln Electric Holdings, Inc.	459	90,910
ManpowerGroup, Inc.	386	28,645
MasTec, Inc.*	486	29,471
Maximus, Inc.	484	40,409
Middleby Corp.*	428	54,026
MSA Safety, Inc.	290	50,501
MSC Industrial Direct Co., Inc., Class A	369	35,948
nVent Electric PLC	1,332	70,929
Owens Corning	713	96,669
Paylocity Holding Corp.*	345	54,051
Regal Rexnord Corp.	533	63,853
Ryder System, Inc.	359	38,463
Saia, Inc.*	212	82,763
Simpson Manufacturing Co., Inc.	335	55,935
Stericycle, Inc.*	722	33,912
Terex Corp.	530	26,235
Tetra Tech, Inc.	426	67,372
Timken Co.	520	37,648
Toro Co.	832	69,056
Trex Co., Inc.*	870	61,135
Valmont Industries, Inc.	169	37,107
Watts Water Technologies, Inc., Class A	216	41,582
XPO, Inc.*	925	79,809

(Cost $2,100,887)		2,547,647

Information Technology - 9.1%
Amkor Technology, Inc.	814	22,930
Arrow Electronics, Inc.*	445	52,759
Avnet, Inc.	726	33,948
Belden, Inc.	343	22,789
Blackbaud, Inc.*	343	25,807

Calix, Inc.*	478	18,446
Ciena Corp.*	1,176	53,920
Cirrus Logic, Inc.*	442	33,552
Coherent Corp.*	1,055	38,813
CommVault Systems, Inc.*	365	26,857
Crane NXT Co.	371	19,092
IPG Photonics Corp.*	238	22,791
Jabil, Inc.	1,045	120,509
Littelfuse, Inc.	196	45,629
Lumentum Holdings, Inc.*	566	24,225
Manhattan Associates, Inc.*	493	109,964
MKS Instruments, Inc.	495	40,862
NCR Voyix Corp.*	1,089	17,076
Novanta, Inc.*	280	40,443
Power Integrations, Inc.	455	34,767
Qualys, Inc.*	294	54,343
Silicon Laboratories, Inc.*	250	26,342
Synaptics, Inc.*	321	32,498
Teradata Corp.*	814	38,461
Universal Display Corp.	345	58,374
Wolfspeed, Inc.*(a)	995	36,676

(Cost $994,831)		1,051,873

Materials - 6.7%
Alcoa Corp.	1,418	38,088
AptarGroup, Inc.	526	66,744
Ashland, Inc.	403	32,208
Avient Corp.	724	24,869
Axalta Coating Systems Ltd.*	1,752	55,135
Cabot Corp.	455	34,535
Chemours Co.	1,170	32,093
Cleveland-Cliffs, Inc.*	4,087	70,133
Commercial Metals Co.	922	41,794
Greif, Inc., Class A	198	13,840
Louisiana-Pacific Corp.	530	32,325
Royal Gold, Inc.	516	62,849
RPM International, Inc.	1,023	105,297
Scotts Miracle-Gro Co.	332	18,479
Sonoco Products Co.	795	43,852
United States Steel Corp.	1,795	64,441
Westlake Corp.	260	33,381

(Cost $781,913)		770,063

Real Estate - 6.9%
Agree Realty Corp. REIT	778	46,065
Apartment Income REIT Corp. REIT	1,187	36,939
Brixmor Property Group, Inc. REIT	2,365	50,895
COPT Defense Properties REIT	872	21,102
Cousins Properties, Inc. REIT	1,252	25,691
CubeSmart REIT	1,792	71,250
EastGroup Properties, Inc. REIT	362	62,898
Healthcare Realty Trust, Inc. REIT	3,007	45,917
Jones Lang LaSalle, Inc.*	375	58,320
Kilroy Realty Corp. REIT	837	27,604
Medical Properties Trust, Inc. REIT (a)	4,706	22,824
NNN REIT, Inc. REIT	1,474	59,874
Park Hotels & Resorts, Inc. REIT	1,753	25,997
Physicians Realty Trust REIT	1,836	21,444
PotlatchDeltic Corp. REIT	653	29,934
Rayonier, Inc. REIT	1,110	34,055
Rexford Industrial Realty, Inc. REIT	1,653	81,361
Spirit Realty Capital, Inc. REIT	1,121	46,297
Vornado Realty Trust REIT	1,314	30,932

(Cost $959,345)		799,399

Utilities - 1.6%
National Fuel Gas Co.	748	37,991
ONE Gas, Inc.	435	25,069
Ormat Technologies, Inc.	429	28,880
Southwest Gas Holdings, Inc.	480	28,373
Spire, Inc.	408	24,892
UGI Corp.	1,661	36,526

(Cost $224,891)		181,731

TOTAL COMMON STOCKS (Cost $10,981,091)		11,424,819

EXCHANGE-TRADED FUNDS - 0.9%
iShares ESG Screened S&P Mid-Cap ETF	2,150	74,568
SPDR S&P MidCap 400 ETF Trust	60	28,130

(Cost $100,951)		102,698

SECURITIES LENDING COLLATERAL - 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c)
(Cost $56,800)	56,800	56,800

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.31% (b)
(Cost $6,774)	6,774	6,774

TOTAL INVESTMENTS - 100.5% (Cost $11,145,616)		$11,591,091
Other assets and liabilities, net - (0.5%)		(53,361)

NET ASSETS - 100.0%		$11,537,730

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2023 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2023	Value ($) at 11/30/2023

SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c)
77,625	—	(20,825) (d)	—	—	6	—	56,800	56,800
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.31% (b)
9,093	169,031	(171,350)	—	—	103	—	6,774	6,774

86,718	169,031	(192,175)	—	—	109	—	63,574	63,574

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2023 amounted to $55,969, which is 0.5% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2023.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$11,424,819	$—	$—	$11,424,819
Exchange-Traded Funds	102,698	—	—	102,698
Short-Term Investments (a)	63,574	—	—	63,574

TOTAL	$11,591,091	$—	$—	$11,591,091

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

MIDE-PH1

R-089711-1 (5/24) DBX005195 (5/24)